SHARE-BASED COMPENSATION - Schedule of fair value of options granted, estimated on date of grant using Option-pricing models with assistance from Marsh,Independent Valuation Firm, With assumptions used (Details) - Binomial option pricing model [Member]
12 Months Ended
Dec. 31, 2020 $ / shares
Trucker Path Plan
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)	0.64%
Volatility (as a percent)	49.00%
Expected term (in years)	10 years
Exercise price	$ 0.02
Fair value of underlying ordinary share	$ 0.01
Chime Plan
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)	0.73%
Volatility (as a percent)	57.00%
Expected term (in years)	10 years
Exercise price	$ 0.03
Fair value of underlying ordinary share	$ 0.02